EXHIBIT 99.2
Copy of the unaudited condensed consolidated balance sheets as of June 30, 2006 and
December 31, 2005, the unaudited condensed consolidated statement of operations and comprehensive income for the three months ended and the six months ended June 30, 2006 and June 30, 2005, the unaudited condensed consolidated statements of changes in shareholder's equity for the six months ended June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed consolidated statements of cash flows for the six months ended June 30,
2006 and June 30, 2005, all of XL Capital Assurance Inc. and its subsidiary, are incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q
for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.